Investment in associates	12 Months Ended
Dec. 31, 2017
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Investment in associates
13.	Investment in associates

Details of investment in associates are as follows:

	Country of incorporation and business	Measurement method	December 31, 2016		December 31, 2017
Investee company			Carrying amount	Ownership	Carrying amount		Ownership
			NT$000%		NT$000	US$000%
JMC ELECTRONICS CO., LTD. (“JMC”)	Kaohsiung Taiwan	Equity method	369,329	21.22	373,276	12,593	19.10
ChipMOS Shanghai	Shanghai PRC	Equity method	—	—	3,060,056	103,241	45.02

In January 2017, the Company did not participate in the capital increase of JMC, which reduced the Company’s shareholding from 21.22% to 19.10%. Given that the Company still retains significant influence by holding two seats in JMC’s Board of Directors, JMC was still recognized as “Investment in associates”. As a result of the change in shareholding, the Company recognized disposal gain from long-term investment amounted to NT$16,929 thousand (US$571 thousand) for the year ended December 31, 2017.

On November 30, 2016, the Company’s Board of Directors adopted a resolution to authorize its subsidiary, ChipMOS BVI, to dispose 54.98% of ChipMOS Shanghai’s equity. The equity transfer was completed in March 2017, and subsequently, due to the loss of control but retention of significant influence, ChipMOS Shanghai was excluded from the consolidated financial statements and was accounted for as an investment in associate. Information is provided in Note 18.

In June 2017, ChipMOS BVI participated in ChipMOS Shanghai’s increase of paid-in capital based on its shareholding and paid in total of NT$1,373,486 thousand (US$46,339 thousand).

For the years ended December 31, 2016 and 2017, the Company recognized its share of profit of investments in associates amounted to NT$28,924 thousand and share of loss of NT$179,491 thousand (US$6,056 thousand), respectively.

The tables below provide summarized financial information for the investment in associates that are material to the Group.

Statements of financial position

	JMC
	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Current assets	904,571	833,914	28,134
Non-current assets	876,314	1,161,620	39,191
Current liabilities	(258,513)	(284,580)	(9,601)
Non-current liabilities	(2,491)	(1,756)	(59)

Total net assets	1,519,881	1,709,198	57,665

Group’s share	322,509	326,456	11,014
Goodwill	46,820	46,820	1,579

Carrying amount	369,329	373,276	12,593

Statements of financial position

	ChipMOS Shanghai
	December 31, 2017	December 31, 2017
	NT$000	US$000
Current assets	3,380,641	114,056
Non-current assets	2,766,839	93,348
Current liabilities	(460,054)	(15,521)
Non-current liabilities	(489,097)	(16,501)

Total net assets	5,198,329	175,382

Group’s share	2,340,506	78,965
Depreciable assets	703,536	23,736
Goodwill	22,118	746
Inter-company transactions and amortization	(6,104)	(206)

Carrying amount	3,060,056	103,241

Statements of comprehensive income

	JMC
	Year ended December 31,
	2016	2017	2017
	NT$000	NT$000	US$000
Revenue	1,667,761	1,322,928	44,633

Profit for the year from continuing operations	136,303	4,414	149
Other comprehensive income, net of income tax	(627)	2,903	98

Total comprehensive income	135,676	7,317	247

Dividend received from the associate	5,730	14,325	483

	ChipMOS Shanghai
	Year ended December 31,
	2017	2017
	NT$000	US$000
Revenue	1,141,415	38,509

Loss for the year from continuing operations	(348,472)	(11,757)
Other comprehensive income, net of income tax	—	—

Total comprehensive income	(348,472)	(11,757)

Dividend received from the associate	—	—

According to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, total comprehensive income of ChipMOS Shanghai for the three months ended March 31, 2017 was included in the Group’s consolidated statement of comprehensive income with the adjustments of ceasing to recognize depreciation and amortization expenses and the elimination of inter-company transactions. Information about discontinued operations is provided in Note 18.